PREPAYMENTS AND OTHER CURRENT ASSETS (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to suppliers	¥ 15,799	$ 2,269	¥ 27,786
Prepaid rental expense	5,748	826	14,701
Staff advances	1,586	228	2,306
Deposits	18,241	2,620	12,679
Prepaid taxes and surcharges	4,513	648	3,930
Current portion of costs to obtain contracts with customers	1,091	157	551
Other receivables	4,442	638	9,584
Prepaid Expense and Other Assets, Current	¥ 51,420	$ 7,386	¥ 71,537